UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Phinity Capital LLC

Address:  400 Kelby Street
          Fort Lee, New Jersey 07024

13F File Number: 028-11075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Felman
Title:   Managing Member
Phone:   (201) 363-8500


Signature, Place and Date of Signing:


/s/ David Felman             Fort Lee, New Jersey          February 12, 2007
--------------------         --------------------       --------------------
    [Signature]               [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      25

Form 13F Information Table Value Total: $108,754
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                         FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2   COLUMN 3     COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE OF                   VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    CLASS      CUSIP        (X$1000)     PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE

AKAMAI TECHNOLOGIES INC           COM        00971T101       2,656     50,000     SH           SOLE     NONE       50,000
AMR CORP                          COM        001765106       1,512     50,000     SH           SOLE     NONE       50,000
ANADIGICS INC                     COM        032515108       3,987    450,000     SH           SOLE     NONE      450,000
APPLE COMPUTER INC                COM        37833100       10,605    125,000     SH           SOLE     NONE      125,000
CHINA GRENTECH CORP LTD           ADR        16938P107         645     35,000     SH           SOLE     NONE       35,000
CISCO SYS INC                     COM        17275R102       8,199    300,000     SH           SOLE     NONE      300,000
COMCAST CORP                      CL A       20030N101       8,466    200,000     SH           SOLE     NONE      200,000
CROCS INC                         COM        227046109       2,592     60,000     SH           SOLE     NONE       60,000
CONTINENTAL AIRLS INC             CL B       210795308       4,125    100,000     SH           SOLE     NONE      100,000
DIVX INC                          COM        255413106       4,614    200,000     SH           SOLE     NONE      200,000
DOLBY LABORATORIES INC            COM        25659T107       1,241     40,000     SH           SOLE     NONE       40,000
FOCUS MEDIA HLDG LTD         SPONSORED ADR   34415V109       3,320     50,000     SH           SOLE     NONE       50,000
GMARKET INC                     SPON ADR     38012G100         479     20,000     SH           SOLE     NONE       20,000
GOOGLE INC                        CL A       38259P508      18,419     40,000     SH           SOLE     NONE       40,000
INTERCONTINENTALEXCHANGE INC      COM        45865V100       3,237     30,000     SH           SOLE     NONE       30,000
MASTERCARD INC                    CL A       57636Q104       2,955     30,000     SH           SOLE     NONE       30,000
NYMEX HOLDINGS INC                COM        62948N104       1,240     10,000     SH           SOLE     NONE       10,000
NYSE GROUP INC                    COM        62949W103       9,720    100,000     SH           SOLE     NONE      100,000
POTASH CORP SASK INC              COM        73755L107       4,304     30,000     SH           SOLE     NONE       30,000
PRICELINE COM INC               COM NEW      741503403       3,053     70,000     SH           SOLE     NONE       70,000
RIVERBED TECHNOLOGY INC           COM        768573107       1,535     50,000     SH           SOLE     NONE       50,000
SEAGATE TECHNOLOGY                SHS        G7945J104       2,650    100,000     SH           SOLE     NONE      100,000
SIMPLETECH INC                    COM        828823104       1,257     99,100     SH           SOLE     NONE       99,100
U S AIRWAYS GROUP INC             COM        90341W108       5,385    100,000     SH           SOLE     NONE      100,000
WESTERN DIGITAL CORP              COM        958102105       2,558    125,000     SH           SOLE     NONE      125,000
                                                           108,754







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